AST MANAGED FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 101.8%
Affiliated Mutual Funds — 99.3%
AST Blackrock Low Duration Bond Portfolio*	29,805	$326,065
AST High Yield Portfolio*	73,302	701,504
AST PIMCO Dynamic Bond Portfolio*	44,339	424,763
AST Prudential Core Bond Portfolio*	2,576,534	33,417,652
AST Wellington Management Global Bond Portfolio*	225,624	2,691,690
AST Western Asset Emerging Markets Debt Portfolio*	51,719	556,498

Total Affiliated Mutual Funds (cost $35,640,246)(w)		38,118,172
Exchange-Traded Funds — 2.5%
iShares 3-7 Year Treasury Bond ETF	3,640	485,358
iShares TIPS Bond ETF	4,188	493,849

Total Exchange-Traded Funds (cost $936,024)		979,207

Total Long-Term Investments (cost $36,576,270)		39,097,379
Short-Term Investments — 5.7%
Affiliated Mutual Fund — 5.6%
PGIM Core Ultra Short Bond Fund (cost $2,146,146)(w)	2,146,146	2,146,146

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.070%	06/18/20	25	24,994
(cost $24,996)

Total Short-Term Investments (cost $2,171,142)				2,171,140

TOTAL INVESTMENTS—107.5% (cost $38,747,412)				41,268,519

Liabilities in excess of other assets(z) — (7.5)%				(2,875,659)

Net Assets — 100.0%				$38,392,860

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	5 Year U.S. Treasury Notes	Jun. 2020	$250,719	$8,247
10	10 Year U.S. Treasury Notes	Jun. 2020	1,386,875	30,021
				$38,268
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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